Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Schedule of Revenues

The Group's revenues for the respective periods are detailed as follows:

	Year ended December 31,
	2018	2019
	US$	US$
Product Sales	167,136,099	273,202,495
Product Sales - Consignment arrangement	8,961,638	28,896,028
Services	22,917,299	27,381,393
Total	199,015,036	329,479,916

Schedule of Breakdown of Product Sales Revenue by Product Category

The Group’s breakdown of product sales revenue by product category for the respective periods are detailed as follow:

	Year ended December 31,
	2018	2019
	US$	US$
Health Supplements and Food	80,317,631	116,975,344
Mother and Child Care Products	69,269,605	131,926,890
Personal Care Products	11,289,494	24,293,333
Others	15,221,007	28,902,946
Total	176,097,737	302,098,523